Equity - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2018	May 31, 2020	Mar. 31, 2019
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital		4,000,000,000	3,500,000,000		4,000,000,000
Par value per share		₨ 2	₨ 2		₨ 2
Number of shares issued includes partly paid up shares		570	570		570
Shares issued during the period			266
Shares issued during the period value	[1]		₨ 0.0
Ordinary shares [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period		201,623,407	0
Shares issued during the period value		₨ 403.2
Ordinary shares [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period		201,623,407
Issue price per share		₨ 150
Shares issued during the period value		₨ 30,243.5
'A' Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital		1,000,000,000	1,000,000,000		1,000,000,000
Par value per share		₨ 2	₨ 2		₨ 2
Shares issued during the period			80
Shares issued during the period value	[1]		₨ 0.0
'A' Ordinary shares [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period		0	0
Shares issued during the period value		₨ 0.0
Convertible cumulative preference shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital		300,000,000	300,000,000		300,000,000
Par value per share		₨ 100	₨ 100		₨ 100
Convertible Warrants [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Warrants issued during the period		231,333,871
Issue price per warrant		₨ 150
Warrants issued during the period value		₨ 34,700.0
Convertible Warrants [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member] | Stage One At The Time Of Subscription [Member]
Disclosure of classes of share capital [line items]
Percentage of warrant price payable				25.00%
Convertible Warrants [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member] | Stage Two At The Time Of Allotment Of Each Warrant [Member]
Disclosure of classes of share capital [line items]
Percentage of warrant price payable				75.00%
Ordinary Shares And Convertible Warrants [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Proceeds from equity and convertible warrants		₨ 38,918.5

[1]	less than Rs. 50,000